VIA EDGAR

October 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AQR Funds
Securities Act File No. 333-153445
Investment Company Act File No. 811-22235
Rule 497(e) Filing

Ladies and Gentlemen:

On behalf of the AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund and AQR International Relaxed Constraint Equity Fund (the “Funds”), each a series of the AQR Funds, I hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Funds’ Class I, Class N and Class R6 prospectuses as supplemented pursuant to Rule 497(e) of the Securities Act on September 24, 2018.

Should members of the Staff have any questions or comments concerning the filing, they should call the undersigned at 203-742-3600.

Very truly yours,

/s/ John Hadermayer
John Hadermayer
Secretary

Cc: Nicole DonVito, Esq.; Rose F. DiMartino, Esq.; Bissie Bonner, Esq.

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